Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Adjustments to Goodwill
Goodwill

	Europe, Middle East & Africa	South Latin America	Asia Pacific	Total
Gross balance at December 31, 2014	$156.0	$90.7	$85.0	$331.7
Accumulated impairments	—	—	(82.4)	(82.4)
Net balance at December 31, 2014	$156.0	$90.7	$2.6	$249.3

Changes during the period ended December 31, 2015:
Divestitures	$(124.3)	$—	$—	$(124.3)
Impairment	(6.9)	—	—	(6.9)
Foreign exchange	(4.0)	(21.8)	—	(25.8)

Gross balance at December 31, 2015	$27.7	$68.9	$85.0	$305.9
Accumulated impairments	(6.9)	—	(82.4)	(89.3)
Net balance at December 31, 2015	$20.8	$68.9	$2.6	$92.3

Schedule of Intangible Assets
Other intangible assets

	2015		2014
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Finite-Lived Intangible Assets
Customer relationships	$21.5	$(21.5)	$33.0	$(31.1)
Licensing agreements	26.2	(26.2)	43.4	(39.9)
Noncompete agreements	6.3	(6.3)	7.2	(7.2)
Indefinite-Lived Trademarks	—	—	23.6	—
Total	$54.0	$(54.0)	$107.2	$(78.2)